Share capital - (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share reconciliation
Balance at the beginning	36,055	30,787
Increase due to issue of new shares	3,745	5,268
Balance at the end	39,800	36,055